Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net profit	$ 88,095	$ 364,045	$ 323,409
Adjustments for:
Income tax expense	34,530	49,310	38,271
Finance cost	35,850	35,223	37,024
Finance income	(23,628)	(17,939)	(13,000)
Depreciation and amortization	169,436	167,324	167,810
Impairment of non finacial assets	188,624	0	0
Disposal of assets	3,746	3,316	4,743
Impairment of financial assets	1,409	879	1,511
Allowance for obsolescence of expendable parts and supplies	159	182	87
Derivative instruments mark to market	0	(2,801)	(111,642)
Share-based compensation expense	7,145	7,422	7,539
Net foreign exchange differences	43,090	26,654	35,525
Change in:
Accounts receivable	(3,150)	(3,534)	(9,967)
Accounts receivable from related parties	95	181	143
Other current assets	(50,531)	25,770	(14,745)
Restricted cash	0	0	64,228
Other assets	(5,669)	(1,012)	10,202
Accounts payable	8,820	20,943	16,387
Accounts payable from related parties	2,584	4,199	3,076
Air traffic liability	(5,492)	77,372	45,551
Frequent flyer deferred revenue	17,502	13,630	17,579
Other liability	(23,548)	28,322	30,117
Cash from operating activities	489,067	799,486	653,848
Income tax paid	(38,698)	(51,077)	(33,364)
Interest paid	(35,147)	(35,312)	(37,420)
Interest received	21,537	14,235	11,526
Net cash from operating activities	436,759	727,332	594,590
Investing activities
Acquisition of investments	(711,840)	(854,119)	(553,037)
Proceeds from redemption of investments	775,504	567,007	485,944
Advance payments on aircraft purchase contracts and other	(216,732)	(191,315)	(47,479)
Reimbursement of advance payments on aircraft purchase contracts	152,651	28,888	29,150
Acquisition of property and equipment	(118,997)	(109,945)	(88,345)
Proceeds from sale of property and equipment	0	6	8,332
Acquisition of intangible assets	(30,182)	(18,681)	(14,474)
Net cash used in investing activities	(149,596)	(578,159)	(179,909)
Financing activities
Proceeds from new borrowings	225,000	147,798	164,400
Payments on loans, borrowings and finance leases	(401,333)	(246,349)	(326,965)
Dividends paid	(147,604)	(106,792)	(86,116)
Proceeds from exercise of share options	0	587	56
Net cash used in financing activities	(323,937)	(204,756)	(248,625)
Net (decrease) increase in cash and cash equivalents	(36,774)	(55,583)	166,056
Cash and cash equivalent at Beginning value	238,792	331,687	204,715
Effect of exchange rate change on cash	(45,860)	(37,312)	(39,084)
Cash and cash equivalent at Ending balance	$ 156,158	$ 238,792	$ 331,687